FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2023
Fair Value Disclosures [Abstract]
SCHEDULE OF FAIR VALUE HIERARCHY OF VALUATION TECHNIQUES

	September 30, 2023
	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Asset:
Investments held in Trust Account	$19,308,261	$—	$—

Warrant Liabilities:
Public Warrants	$575,000	$—	$—
Private Placement Warrants	$—	$—	$29,849

	December 31, 2022
	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Asset:
Investments held in Trust Account	$29,029,416	$—	$—

Warrant Liabilities:
Public Warrants	$345,000	$—	$—
Private Placement Warrants	$—	$—	$17,558

SCHEDULE OF FAIR VALUE MEASUREMENTS INPUTS AS THEIR MEASUREMENT DATES

The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	September 30, 2023	December 31, 2022
	(Private Warrants)	(Private Warrants)
Exercise price	$11.50	$11.50
Share price	$11.26	$10.44
Expected term (years)	5.61	5.12
Probability of Acquisition	2.10%	2.75%
Volatility	7.9%	4.2%
Risk-free rate	4.50%	3.91%
Dividend yield (per share)	$0.00	$0.00

SCHEDULE OF CHANGES IN FAIR VALUE OF DERIVATIVE WARRANT LIABILITIES

The change in the fair value of the derivative warrant liabilities for the three months ended September 30, 2023 and 2022 is as follows:

	Private Warrants	Public Warrants	Total Warrant Liability
Fair value as of December 31, 2022	$17,558	$345,000	$362,558
Change in valuation inputs or other assumptions(1)	12,291	230,000	242,291
Fair value as of September 30, 2023	$29,849	$575,000	$604,849

	Private Warrants	Public Warrants	Total Warrant Liability
Fair value as of December 31, 2021	$251,668	$4,600,000	$4,851,668
Change in valuation inputs or other assumptions(1)	(117,640)	(2,645,000)	(2,762,640)
Fair value as of September 30, 2022	$134,028	$1,955,000	$2,089,028

(1)	Changes in valuation inputs or other assumptions are recognized in the change in fair value of warrant liability in the consolidated statement of operations.